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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2006
                                               --------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         McCarthy Group Advisors, L.L.C.
                 -------------------------------
   Address:      1125 South 103rd Street
                 -------------------------------
                 Suite 250
                 -------------------------------
                 Omaha, Nebraska 68124
                 -------------------------------

Form 13F File Number: 28-10977
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrea McMahon
         -------------------------------
Title:   Treasurer
         -------------------------------
Phone:   (402) 393-1300
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Andrea McMahon              Omaha, Nebraska       5/5/06
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           1
                                        --------------------

Form 13F Information Table Entry Total:      133
                                        --------------------

Form 13F Information Table Value Total:      $290,664
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    NONE             28-10990              MGA Holdings, L.L.C.
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                      FORM 13F INFORMATION TABLE

                                                                                             Voting Authority
                                 Title                   Value     Shares/ Sh/  Put/ Invstmt Other
Name of Issuer                  of class     CUSIP      (x$1000)   Prn Amt Prn  Call Dscretn Managers  Sole    Shared     None
Abbott Laboratories               COM      002824100       2464      58028 SH        Defined               56928               1100
Alltel Corp                       COM      020039103       6098      94171 SH        Defined               87592               6579
American Equity Invt Life         COM      025676206        810      56475 SH        Defined               56475
American Express Co               COM      025816109       1618      30795 SH        Defined               29695               1100
Amer Intl Group Inc               COM      026874107       6167      93309 SH        Defined               89594               3715
American States Water Co.         COM      029899101        792      21205 SH        Defined               21205
Anheuser Busch Cos Inc            COM      035229103       2559      59838 SH        Defined               59838
Apollo Group Inc CL A             COM      037604105        341       6500 SH        Defined                6500
Apria Healthcare Group Inc.       COM      037933108       2093      91068 SH        Defined               89658               1410
Applied Materials Inc             COM      038222105       3445     196728 SH        Defined              183508              13220
Automatic Data Process            COM      053015103       2767      60565 SH        Defined               59065               1500
BP Amoco PLC Sponsored Adr        COM      055622104       1343      19474 SH        Defined               19174                300
Bandag, Inc.                      COM      059815100       1352      32286 SH        Defined               32286
Berkshire Hathaway, Inc. Cl A     COM      084670108        632          7 SH        Defined                   7
Berkshire Hathaway Inc Cl B       COM      084670207       8135       2701 SH        Defined                2521                180
Biosite Inc                       COM      090945106       1787      34405 SH        Defined               34405
Boston Scientific Corp.           COM      101137107       6744     292600 SH        Defined              276480              16120
CBS Corp. B                       COM      124857202        874      36449 SH        Defined               35949                500
CVS Corp                          COM      126650100       2899      97050 SH        Defined               93650               3400
Caremark Rx Inc                   COM      141705103       1933      39312 SH        Defined               35527               3785
Carriage Services Inc             COM      143905107       2081     433500 SH        Defined              433500
Celadon Group Inc                 COM      150838100        747      34124 SH        Defined               34124
Cendant Corp                      COM      151313103       1403      80838 SH        Defined               71069               9769
Cinergy Corp                      COM      172474108        378       8320 SH        Defined                7580                740
Citigroup Inc                     COM      172967101       1906      40350 SH        Defined               40350
Coca-Cola Co                      COM      191216100       2686      64145 SH        Defined               60685               3460
Conmed Corp                       COM      207410101       1945     101584 SH        Defined               99145               2439
Convergys Corp                    COM      212485106       3028     166294 SH        Defined              157415               8879
Corinthian Colleges               COM      218868107       3477     241455 SH        Defined              233200               8255
DuPont (EI) De Nemours            COM      263534109        338       8000 SH        Defined                8000
Emerson Electric Co               COM      291011104        948      11333 SH        Defined               10833                500
Fair Isaac & Co Inc               COM      303250104       2621      66165 SH        Defined               63125               3040
Freddie Mac                       COM      313400301       2773      45455 SH        Defined               44228               1227
Federated Investors Inc Pa CL     COM      314211103       2393      61270 SH        Defined               57170               4100
Fifth Third Bancorp               COM      316773100       4295     109124 SH        Defined              102824               6300
First Data Corp                   COM      319963104       8198     175099 SH        Defined              162528              12571
Fisher Scientific Intl            COM      338032204       4242      62338 SH        Defined               57316               5022
Gannett Co Inc                    COM      364730101       1103      18402 SH        Defined               17702                700
Genl Electric Co                  COM      369604103       2723      78299 SH        Defined               76424               1875
Gevity HR Inc                     COM      374393106        993      40600 SH        Defined               40600
Hanover Insurance Group, Inc.     COM      410867105       1353      25804 SH        Defined               23594               2210
Health Mgmt Assoc Inc CL A        COM      421933102       1095      50765 SH        Defined               48165               2600
Henry Jack & Assoc Inc            COM      426281101       3528     154285 SH        Defined              146325               7960
Horace Mann Educators             COM      440327104       1832      97447 SH        Defined               95290               2157
Intel Jan 07 $17.50 Call          CALL     458140900        246        750 SH   CALL Defined                 750
International Speedway CL A       COM      460335201       2952      58000 SH        Defined               56772               1228
Intervoice, Inc.                  COM      461142101        111      12900 SH        Defined               12900
Intuit, Inc.                      COM      461202103       1388      26097 SH        Defined               24597               1500
iShares Lehman Aggregate Bond     COM      464287226        733       7400 SH        Defined                4926               2474
iShares Goldman Sachs InvesTop    COM      464287242        344       3270 SH        Defined                1640               1630
iShares Lehman 1-3 Year Treasu    COM      464287457       1308      16347 SH        Defined                2940              13407
IShares Russell 1000 Value        COM      464287598       2935      40150 SH        Defined               40150
Ishares S & P Small Cap 600       COM      464287804        489       7500 SH        Defined                7500
Jackson Hewitt Tax Service        COM      468202106       2898      91779 SH        Defined               90708               1071
Johnson & Johnson                 COM      478160104       5203      87857 SH        Defined               83848               4009
Kaydon Corp.                      COM      486587108       2793      69199 SH        Defined               67846               1353
Kimberly Clark Corp               COM      494368103       2664      46090 SH        Defined               45690                400
Lancaster Colony Corp             COM      513847103        596      14190 SH        Defined               14190
Leggett & Platt                   COM      524660107       2795     114672 SH        Defined              114672
Liberty Global, Inc. - A          COM      530555101        608      29681 SH        Defined               28811                870
Liberty Global, Inc. - C          COM      530555309        586      29681 SH        Defined               28811                870
Liberty Media Corp Cl A           COM      530718105       4638     564944 SH        Defined              528021              36923
Macrovision Corp                  COM      555904101        941      42485 SH        Defined               42485
Manhattan Associates Inc          COM      562750109       2799     127220 SH        Defined              120050               7170
Merck & Co                        COM      589331107        572      16241 SH        Defined               13070               3171
Microsoft Corp                    COM      594918104       4565     167777 SH        Defined              160517               7260
Mohawk Industries Inc.            COM      608190104       2082      25793 SH        Defined               24353               1440
Moodys Corp                       COM      615369105       1809      25316 SH        Defined               23366               1950
NCO Group Inc                     COM      628858102       2507     105540 SH        Defined              101737               3803
National City Corp.               COM      635405103        511      14650 SH        Defined               14650
Newfield Exploration Cos          COM      651290108       1068      25486 SH        Defined               24546                940
Novell Inc                        COM      670006105       4336     564525 SH        Defined              541525              23000
Omnicare Inc                      COM      681904108        405       7360 SH        Defined                6690                670
Pentair Inc                       COM      709631105       1227      30110 SH        Defined               30110
Pepsico Inc                       COM      713448108       4642      80321 SH        Defined               74138               6183
Pfizer Inc                        COM      717081103       4145     166316 SH        Defined              153140              13176
Procter & Gamble Co               COM      742718109        254       4410 SH        Defined                3310               1100
Prologis Trust                    COM      743410102        235       4400 SH        Defined                3400               1000
Redwood Trust, Inc.               COM      758075402       2534      58486 SH        Defined               54558               3928
Republic Services Inc             COM      760759100       1106      26009 SH        Defined               23463               2546
Ritchie Bros Auction              COM      767744105        470       9500 SH        Defined                6300               3200
Saflink Corp.                     COM      786578302         24      27667 SH        Defined               27667
St Joe Co                         COM      790148100        217       3450 SH        Defined                3450
Schering Plough Corp              COM      806605101       1449      76281 SH        Defined               69601               6680
Scotts Miracle-Gro Co. Class A    COM      810186106       1718      37551 SH        Defined               34479               3072
Stewart Enterprises Inc Cl. A     COM      860370105       1285     225044 SH        Defined              211892              13152
Strayer Education Inc.            COM      863236105       3399      33241 SH        Defined               32091               1150
3Com Corporation                  COM      885535104       3545     692413 SH        Defined              655617              36796
Toro Co                           COM      891092108       2090      43770 SH        Defined               43770
Triad Guaranty Inc.               COM      895925105       1755      37414 SH        Defined               37414
Tuesday Morning Corp              COM      899035505       2316     100320 SH        Defined               95947               4373
Tyco Intl Ltd                     COM      902124106       5592     208032 SH        Defined              198870               9162
Wal Mart Stores Inc               COM      931142103       8981     190119 SH        Defined              180963               9156
Wash Mutual Inc                   COM      939322103       3634      85261 SH        Defined               80041               5220
Waste Connections Inc             COM      941053100       2548      64009 SH        Defined               60990               3019
Wells Fargo Corporation           COM      949746101        588       9200 SH        Defined                9200
Dun & Bradstreet Corporation      COM      26483E100       1882      24549 SH        Defined               23149               1400
AmerisourceBergen Corp            COM      03073e105       2139      44310 SH        Defined               37642               6668
Advisory Board Co                 COM      00762w107        571      10245 SH        Defined               10245
Benchmark Electronics             COM      08160h101       2960      77183 SH        Defined               75502               1681
Cabot Microelectronics Corp       COM      12709p103       2747      74032 SH        Defined               72296               1736
Cardinal Health Inc               COM      14149Y108       1990      26705 SH        Defined               26205                500
Compass Minerals International    COM      20451n101       3705     148250 SH        Defined              138820               9430
Concorde Career Colleges Inc      COM      20651H201       2025     122745 SH        Defined              122745
ConocoPhillips                    COM      20825c104       2375      37607 SH        Defined               36667                940
Devon Energy Corporation          COM      25179M103       2630      42996 SH        Defined               41959               1037
Encore Acquisition Co             COM      29255w100       2049      66087 SH        Defined               66087
Energy Partners Ltd               COM      29270u105       2054      87109 SH        Defined               87109
Eresearch Technology              COM      29481v108       1834     127462 SH        Defined              127462
Exxon Mobil Corp.                 COM      30231G102       2105      34583 SH        Defined               33423               1160
FEI Company                       CONV     30241LAB5        129     130000 PRN       Defined               70000              60000
Firstservice Corp                 COM      33761n109       2026      82441 SH        Defined               82441
Headwaters Inc                    COM      42210p102        793      19935 SH        Defined               19935
Hewitt Associates Inc Class A     COM      42822Q100       1363      45835 SH        Defined               45835
IAC/InterActiveCorp               COM      44919p300       2199      74605 SH        Defined               70311               4294
Innovative Solutions & Supply     COM      45769n105       1469     113030 SH        Defined              113030
J P Morgan Chase & Co             COM      46625h100        503      12073 SH        Defined               11849                224
Laboratory Corporation Of Amer    COM      50540r409       2999      51277 SH        Defined               47495               3782
Moneygram Intl Inc                COM      60935y109       2244      73046 SH        Defined               70147               2899
NIC, Inc.                         COM      62914b100        199      32407 SH        Defined               22407              10000
Odyssey Healthcare Inc            COM      67611v101       3547     206126 SH        Defined              198161               7965
Par Pharmaceutical Co             COM      69888p106       1358      48190 SH        Defined               48190
SLM Corp                          COM      78442p106        670      12900 SH        Defined                9975               2925
Standard & Poor's 500 Deposito    COM      78462f103       2642      20349 SH        Defined               20349
Sealed Air Corp                   COM      81211K100       1412      24405 SH        Defined               23705                700
Sensient Technologies Corp        COM      81725t100       1495      82805 SH        Defined               82805
Sitel Corp.                       COM      82980K107        659     157021 SH        Defined              157021
3M Company                        COM      88579y101       4302      56842 SH        Defined               53552               3290
Viacom Inc B                      COM      92553p201       1418      36549 SH        Defined               36049                500
WCA Waste Corp.                   COM      92926k103       2353     336602 SH        Defined              336602
Waste Management                  COM      94106l109       4350     123227 SH        Defined              114881               8346
Fresh Del Monte Produce Inc.      COM      G36738105       1647      77888 SH        Defined               73906               3982
White Mountains Insurance         COM      G9618e107        247        415 SH        Defined                 415
REPORT SUMMARY                         133 DATA RECORDS  290664                 1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED